Stockholder's Equity - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Nov. 27, 2013	Feb. 01, 2014	May 03, 2014	Nov. 21, 2013	Feb. 02, 2013
Statement Of Stockholders Equity [Abstract]
Common stock, shares authorized		100,000,000	100,000,000		100,000,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01		$ 0.01
Common stock, shares issued		36,723,727	36,723,727	10,000,000	26,211,130
Common stock, shares outstanding		36,723,727	36,723,727		26,211,130
Stock split ratio	28.5177	28.5177